Taxation - Schedule of Current and Deferred Portion of Income Tax Benefit (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Current tax:
Total current income tax benefit		¥ (86,257)	¥ (97,342)	¥ (46,054)
Deferred tax:
Total deferred income tax expense		86,257
Total income tax benefit			(97,342)	(46,054)
PRC [Member]
Current tax:
Total current income tax benefit		(86,257)		(71,265)
Deferred tax:
Total deferred income tax expense		86,257
United States [Member]
Current tax:
Total current income tax benefit			(97,344)	25,211
Hong Kong [Member]
Current tax:
Total current income tax benefit			¥ 2